Mergers and Acquisitions (Unaudited Pro Forma Information) (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Net interest income after loan loss provision	$ 9,310	$ 8,579	$ 8,173	$ 8,138	$ 8,075	$ 7,970	$ 7,924	$ 8,186	$ 6,738	$ 18,360	$ 16,213	$ 32,975	$ 30,818	$ 24,583
Noninterest Income	1,362	1,875	1,419	1,398	1,232	960	1,085	1,093	949	2,798	2,630	5,924	4,113	3,284
Noninterest expense	$ 7,558	$ 7,740	$ 7,165	$ 6,921	$ 6,982	$ 6,882	$ 6,569	$ 6,642	$ 6,640	$ 15,360	$ 13,903	$ 28,818	26,759	20,704
Phoenix Bancorp Inc. [Member]
Business Acquisition [Line Items]
Net interest income after loan loss provision													31,454	29,745
Noninterest Income													4,152	4,131
Noninterest expense													27,817	26,846
Net income available to common shareholders													$ 5,811	$ 5,259
Net income per common share													$ 1.38	$ 1.25